Contingent Liabilities (Details)	9 Months Ended
	Sep. 30, 2021 EUR (€) claim	Aug. 07, 2021 EUR (€)	Nov. 08, 2018 EUR (€)
Universitair Medisch Centrum Utrecht
Contingent Liabilities
Disputed amount	€ 1,300,000		€ 880,000
State of Mecklenburg-Western Pomerania ("MVP")
Contingent Liabilities
Disputed amount	2,300,000
Amounts received on invoices	€ 2,300,000
Number of claims | claim	2
Prof. Dr. Peter Bauer
Contingent Liabilities
Aggregate amount of disputed		€ 42,268.50